Net Loss per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	60,655,159	53,296,805	57,322,164	53,502,731
Convertible Preferred Stock (if-converted) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	25,134,067	25,047,938	25,047,938	25,047,938
Warrants For The Purchase Of Series C Convertible Preferred Stock (If-Converted) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	86,129	86,129	86,129
Warrants For The Purchase Of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,397,173	298,459	1,364,761	266,047
Convertible Notes (if-converted) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	21,704,588	20,324,906	20,060,646	19,820,736
Stock Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	12,419,331	7,539,373	10,762,690	8,281,881